John Hancock
Managed Account Shares
Quarterly portfolio holdings 2/28/2022

Portfolios’ investments
MANAGED ACCOUNT SHARES INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 2-28-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Foreign government obligations 1.3%				$473,448
(Cost $504,780)
Qatar 0.7%				252,448
State of Qatar Bond (A)	5.103	04-23-48	200,000	252,448
Saudi Arabia 0.6%				221,000
Kingdom of Saudi Arabia Bond (A)	4.375	04-16-29	200,000	221,000

Corporate bonds 95.2%				$35,527,454
(Cost $37,280,042)
Communication services 7.4%				2,766,254
Diversified telecommunication services 1.4%
AT&T, Inc.	3.100	02-01-43	200,000	178,523
AT&T, Inc.	3.500	06-01-41	160,000	152,134
Level 3 Financing, Inc. (A)	3.400	03-01-27	25,000	24,591
Telefonica Emisiones SA	5.213	03-08-47	165,000	179,369
Media 3.0%
Charter Communications Operating LLC	3.900	06-01-52	200,000	173,950
Charter Communications Operating LLC	4.200	03-15-28	221,000	230,458
Charter Communications Operating LLC	4.800	03-01-50	225,000	220,025
Charter Communications Operating LLC	5.750	04-01-48	229,000	253,130
Charter Communications Operating LLC	6.484	10-23-45	195,000	232,994
Wireless telecommunication services 3.0%
T-Mobile USA, Inc.	2.050	02-15-28	355,000	337,639
T-Mobile USA, Inc.	3.300	02-15-51	85,000	74,117
T-Mobile USA, Inc. (A)	3.400	10-15-52	250,000	221,565
T-Mobile USA, Inc.	3.750	04-15-27	36,000	37,379
T-Mobile USA, Inc.	3.875	04-15-30	370,000	382,614
T-Mobile USA, Inc.	4.500	04-15-50	65,000	67,766
Consumer discretionary 9.7%				3,618,566
Auto components 0.3%
Aptiv PLC	3.250	03-01-32	67,000	67,214
Aptiv PLC	4.150	05-01-52	37,000	37,193
Automobiles 3.8%
General Motors Company	4.200	10-01-27	264,000	278,207
General Motors Financial Company, Inc.	2.400	10-15-28	297,000	280,950
General Motors Financial Company, Inc.	3.600	06-21-30	193,000	193,672
Hyundai Capital America (A)	1.800	10-15-25	25,000	24,156
Hyundai Capital America (A)	2.375	10-15-27	360,000	346,717
Nissan Motor Acceptance Company LLC (A)	1.125	09-16-24	68,000	65,460
Nissan Motor Company, Ltd. (A)	4.810	09-17-30	225,000	235,851
Hotels, restaurants and leisure 5.3%
Booking Holdings, Inc.	4.625	04-13-30	196,000	219,107
Choice Hotels International, Inc.	3.700	12-01-29	50,000	51,498
Choice Hotels International, Inc.	3.700	01-15-31	75,000	75,920
Expedia Group, Inc.	2.950	03-15-31	66,000	63,303
Expedia Group, Inc.	3.250	02-15-30	330,000	325,498
Expedia Group, Inc.	3.800	02-15-28	320,000	328,958
Expedia Group, Inc.	4.625	08-01-27	92,000	98,478
Expedia Group, Inc.	5.000	02-15-26	116,000	124,901
Marriott International, Inc.	2.850	04-15-31	110,000	104,846
2	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Marriott International, Inc.	3.500	10-15-32	34,000	$33,900
Marriott International, Inc.	4.625	06-15-30	200,000	215,949
Marriott International, Inc.	4.650	12-01-28	313,000	332,599
Internet and direct marketing retail 0.2%
eBay, Inc.	2.700	03-11-30	90,000	87,250
Specialty retail 0.1%
AutoNation, Inc.	4.750	06-01-30	25,000	26,939
Consumer staples 1.3%				488,720
Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	149,000	163,350
Constellation Brands, Inc.	3.150	08-01-29	35,000	35,018
Food products 0.8%
JBS Finance Luxembourg Sarl (A)	3.625	01-15-32	320,000	290,352
Energy 11.0%				4,107,726
Oil, gas and consumable fuels 11.0%
Aker BP ASA (A)	3.750	01-15-30	150,000	151,947
Aker BP ASA (A)	4.000	01-15-31	150,000	153,489
Continental Resources, Inc.	3.800	06-01-24	218,000	222,384
Continental Resources, Inc.	4.900	06-01-44	82,000	82,651
Diamondback Energy, Inc.	3.125	03-24-31	69,000	67,359
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	205,000	201,037
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	154,000	160,590
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	80,000	82,736
Energy Transfer LP	4.200	04-15-27	83,000	86,068
Energy Transfer LP	5.150	03-15-45	168,000	171,204
Energy Transfer LP	5.250	04-15-29	364,000	399,506
Energy Transfer LP	5.400	10-01-47	60,000	64,206
Energy Transfer LP	5.500	06-01-27	125,000	137,790
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	239,000	226,779
Kinder Morgan Energy Partners LP	7.750	03-15-32	22,000	29,069
Lundin Energy Finance BV (A)	3.100	07-15-31	402,000	383,572
Midwest Connector Capital Company LLC (A)	3.900	04-01-24	70,000	71,474
MPLX LP	4.000	03-15-28	263,000	274,268
MPLX LP	4.125	03-01-27	12,000	12,619
MPLX LP	4.250	12-01-27	50,000	52,721
Ovintiv, Inc.	7.200	11-01-31	23,000	28,532
Sabine Pass Liquefaction LLC	4.200	03-15-28	82,000	86,233
Sabine Pass Liquefaction LLC	4.500	05-15-30	229,000	247,043
Sabine Pass Liquefaction LLC	5.000	03-15-27	75,000	81,374
The Williams Companies, Inc.	3.750	06-15-27	249,000	259,554
The Williams Companies, Inc.	4.550	06-24-24	310,000	324,575
TransCanada PipeLines, Ltd.	4.250	05-15-28	46,000	48,946
Financials 22.1%				8,257,414
Banks 7.7%
Bank of America Corp. (4.271% to 7-23-28, then 3 month LIBOR + 1.310%)	4.271	07-23-29	100,000	106,522
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (B)	6.300	03-10-26	50,000	53,819
Barclays PLC	4.375	01-12-26	200,000	210,720
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%)	2.561	05-01-32	94,000	89,211
Citizens Financial Group, Inc.	3.250	04-30-30	115,000	116,428
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	3

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Credit Agricole SA (A)	3.250	01-14-30	250,000	$242,392
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (B)	4.600	02-01-25	75,000	73,650
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)	6.750	02-01-24	135,000	141,075
Lloyds Banking Group PLC	4.450	05-08-25	200,000	210,515
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	200,000	202,309
Santander Holdings USA, Inc. (2.490% to 1-6-27, then SOFR + 1.249%)	2.490	01-06-28	143,000	138,906
Santander Holdings USA, Inc.	3.450	06-02-25	275,000	279,561
Santander Holdings USA, Inc.	4.400	07-13-27	225,000	236,990
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (B)	3.400	09-15-26	190,000	176,035
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) (B)(C)	3.995	05-01-22	58,000	58,003
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (B)	4.850	06-01-23	43,000	43,108
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (B)	5.875	06-15-25	226,000	237,097
Zions Bancorp NA	3.250	10-29-29	264,000	264,979
Capital markets 7.7%
Ares Capital Corp.	2.150	07-15-26	227,000	214,154
Ares Capital Corp.	2.875	06-15-28	116,000	107,432
Ares Capital Corp.	3.875	01-15-26	270,000	273,738
Ares Capital Corp.	4.200	06-10-24	34,000	35,120
Blackstone Private Credit Fund (A)	2.350	11-22-24	147,000	142,929
Blackstone Private Credit Fund (A)	2.700	01-15-25	116,000	113,179
Blackstone Private Credit Fund (A)	3.250	03-15-27	33,000	31,546
Blackstone Private Credit Fund (A)	4.000	01-15-29	163,000	157,139
Cantor Fitzgerald LP (A)	4.875	05-01-24	275,000	288,403
Deutsche Bank AG (2.552% to 1-7-27, then SOFR + 1.318%)	2.552	01-07-28	260,000	249,671
Hercules Capital, Inc.	2.625	09-16-26	97,000	92,375
Lazard Group LLC	4.375	03-11-29	27,000	28,692
Macquarie Bank, Ltd. (A)	3.624	06-03-30	200,000	198,110
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%)	2.484	09-16-36	219,000	198,884
Morgan Stanley (2.943% to 1-21-32, then SOFR + 1.290%)	2.943	01-21-33	85,000	83,237
Oaktree Specialty Lending Corp.	2.700	01-15-27	386,000	365,863
The Goldman Sachs Group, Inc. (3.102% to 2-24-32, then SOFR + 1.410%)	3.102	02-24-33	201,000	197,861
The Goldman Sachs Group, Inc.	3.850	01-26-27	83,000	86,465
Consumer finance 0.4%
Capital One Financial Corp. (1.343% to 12-6-23, then SOFR + 0.690%)	1.343	12-06-24	161,000	158,576
Diversified financial services 1.7%
GE Capital International Funding Company	4.418	11-15-35	200,000	224,837
Jefferies Group LLC	4.150	01-23-30	155,000	162,702
Jefferies Group LLC	4.850	01-15-27	77,000	83,833
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	170,000	171,654
Insurance 4.6%
Ascot Group, Ltd. (A)	4.250	12-15-30	50,000	50,005
Athene Holding, Ltd.	3.500	01-15-31	218,000	216,479
CNO Financial Group, Inc.	5.250	05-30-29	130,000	140,472
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	234,000	262,361
New York Life Insurance Company (A)	3.750	05-15-50	24,000	24,658
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (A)	2.750	01-21-51	235,000	213,648
Ohio National Financial Services, Inc. (A)	5.800	01-24-30	200,000	215,357
Prudential Financial, Inc. (3.700% to 7-1-30, then 5 Year CMT + 3.035%)	3.700	10-01-50	320,000	294,400
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	69,000	69,863
4	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
SBL Holdings, Inc. (A)	5.000	02-18-31	105,000	$104,322
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	69,000	74,594
Unum Group	4.125	06-15-51	48,000	43,535
Health care 6.5%				2,430,215
Health care providers and services 5.5%
AmerisourceBergen Corp.	2.800	05-15-30	113,000	110,872
CVS Health Corp.	2.700	08-21-40	175,000	152,756
CVS Health Corp.	3.750	04-01-30	117,000	122,488
CVS Health Corp.	4.300	03-25-28	220,000	237,502
CVS Health Corp.	5.050	03-25-48	138,000	161,138
Fresenius Medical Care US Finance III, Inc. (A)	2.375	02-16-31	225,000	204,848
Fresenius Medical Care US Finance III, Inc. (A)	3.750	06-15-29	160,000	162,625
HCA, Inc.	4.125	06-15-29	346,000	362,629
HCA, Inc.	5.250	06-15-26	175,000	189,491
Universal Health Services, Inc. (A)	2.650	10-15-30	359,000	339,057
Pharmaceuticals 1.0%
Royalty Pharma PLC	1.750	09-02-27	25,000	23,451
Viatris, Inc.	2.700	06-22-30	280,000	261,379
Viatris, Inc.	4.000	06-22-50	115,000	101,979
Industrials 13.9%				5,173,359
Aerospace and defense 3.8%
DAE Funding LLC (A)	3.375	03-20-28	400,000	384,539
Huntington Ingalls Industries, Inc.	4.200	05-01-30	253,000	269,173
The Boeing Company	3.200	03-01-29	114,000	112,704
The Boeing Company	5.040	05-01-27	226,000	245,515
The Boeing Company	5.150	05-01-30	222,000	245,209
The Boeing Company	5.805	05-01-50	136,000	161,569
Airlines 4.0%
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	111,353	111,898
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	35,665	34,189
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	18,723	16,962
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	28,530	27,748
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	76,000	73,125
British Airways 2020-1 Class A Pass Through Trust (A)	4.250	11-15-32	22,598	23,773
British Airways 2020-1 Class B Pass Through Trust (A)	8.375	11-15-28	57,939	65,299
Delta Air Lines, Inc. (A)	4.750	10-20-28	181,000	188,770
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	32,013	31,139
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	97,442	98,570
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	113,621	110,062
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	219,225	233,031
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	290,524	305,050
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	43,200	43,942
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	16,106	16,351
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	116,145	121,738
Building products 0.5%
Owens Corning	3.950	08-15-29	178,000	185,805
Construction and engineering 0.2%
Quanta Services, Inc.	0.950	10-01-24	67,000	64,703
Professional services 0.5%
CoStar Group, Inc. (A)	2.800	07-15-30	196,000	186,706
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	5

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors 4.4%
AerCap Ireland Capital DAC	1.750	01-30-26	200,000	$189,494
AerCap Ireland Capital DAC	2.450	10-29-26	340,000	328,024
AerCap Ireland Capital DAC	3.650	07-21-27	466,000	473,573
Air Lease Corp.	2.100	09-01-28	180,000	164,426
Air Lease Corp.	2.875	01-15-26	40,000	39,846
Air Lease Corp.	3.625	12-01-27	20,000	20,241
Ashtead Capital, Inc. (A)	4.250	11-01-29	410,000	426,337
Transportation infrastructure 0.5%
Adani Ports & Special Economic Zone, Ltd. (A)	3.100	02-02-31	200,000	173,848
Information technology 12.4%				4,626,061
Communications equipment 0.8%
Motorola Solutions, Inc.	2.300	11-15-30	151,000	137,616
Motorola Solutions, Inc.	2.750	05-24-31	160,000	150,922
IT services 0.7%
CGI, Inc. (A)	1.450	09-14-26	125,000	118,902
VeriSign, Inc.	2.700	06-15-31	175,000	162,402
Semiconductors and semiconductor equipment 6.9%
Broadcom, Inc. (A)	3.419	04-15-33	220,000	214,529
Broadcom, Inc.	4.750	04-15-29	605,000	657,424
Broadcom, Inc.	5.000	04-15-30	188,000	207,585
KLA Corp.	4.100	03-15-29	43,000	46,375
Marvell Technology, Inc.	2.450	04-15-28	295,000	284,463
Micron Technology, Inc.	4.185	02-15-27	280,000	295,677
Micron Technology, Inc.	5.327	02-06-29	322,000	358,795
NXP BV (A)	3.875	06-18-26	260,000	272,017
Qorvo, Inc. (A)	1.750	12-15-24	115,000	111,427
Qorvo, Inc. (A)	3.375	04-01-31	125,000	117,348
Software 1.0%
Autodesk, Inc.	2.850	01-15-30	20,000	19,504
Oracle Corp.	2.950	04-01-30	132,000	127,586
VMware, Inc.	4.700	05-15-30	195,000	214,121
Technology hardware, storage and peripherals 3.0%
CDW LLC	3.569	12-01-31	176,000	170,966
Dell International LLC	4.900	10-01-26	235,000	254,547
Dell International LLC	5.300	10-01-29	253,000	282,149
Dell International LLC	8.350	07-15-46	40,000	60,659
Western Digital Corp.	3.100	02-01-32	194,000	180,226
Western Digital Corp.	4.750	02-15-26	174,000	180,821
Materials 3.9%				1,473,022
Chemicals 1.1%
Braskem Netherlands Finance BV (A)	5.875	01-31-50	200,000	199,294
Orbia Advance Corp. SAB de CV (A)	5.500	01-15-48	200,000	200,000
Construction materials 0.1%
Vulcan Materials Company	3.500	06-01-30	51,000	52,728
Containers and packaging 0.8%
Colonial Enterprises, Inc. (A)	3.250	05-15-30	293,000	297,656
Metals and mining 1.9%
Anglo American Capital PLC (A)	4.750	04-10-27	200,000	214,866
Freeport-McMoRan, Inc.	4.625	08-01-30	250,000	258,085
Freeport-McMoRan, Inc.	5.450	03-15-43	200,000	230,030
6	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
Newmont Corp.	2.800	10-01-29	21,000	$20,363
Real estate 5.3%				1,959,700
Equity real estate investment trusts 5.3%
American Homes 4 Rent LP	4.250	02-15-28	37,000	39,076
American Tower Corp.	3.800	08-15-29	26,000	26,846
Crown Castle International Corp.	3.300	07-01-30	55,000	53,683
Crown Castle International Corp.	3.650	09-01-27	73,000	75,491
Crown Castle International Corp.	3.800	02-15-28	51,000	53,033
CyrusOne LP	2.150	11-01-30	30,000	29,125
CyrusOne LP	3.450	11-15-29	55,000	57,827
Equinix, Inc.	1.550	03-15-28	69,000	63,413
Equinix, Inc.	2.500	05-15-31	221,000	204,372
Equinix, Inc.	3.200	11-18-29	251,000	247,597
GLP Capital LP	3.250	01-15-32	62,000	58,197
GLP Capital LP	5.375	04-15-26	80,000	85,612
Host Hotels & Resorts LP	3.375	12-15-29	230,000	226,303
Host Hotels & Resorts LP	3.500	09-15-30	197,000	192,191
Host Hotels & Resorts LP	3.875	04-01-24	175,000	178,291
Host Hotels & Resorts LP	4.000	06-15-25	325,000	337,206
Host Hotels & Resorts LP	4.500	02-01-26	30,000	31,437
Utilities 1.7%				626,417
Electric utilities 1.5%
NRG Energy, Inc. (A)	2.450	12-02-27	66,000	62,752
NRG Energy, Inc. (A)	4.450	06-15-29	60,000	62,614
Vistra Operations Company LLC (A)	3.700	01-30-27	143,000	142,100
Vistra Operations Company LLC (A)	4.300	07-15-29	301,000	304,893
Multi-utilities 0.2%

Dominion Energy, Inc.	3.375	04-01-30	35,000	35,664

NiSource, Inc.	3.600	05-01-30	18,000	18,394
Municipal bonds 1.7%				$619,696
(Cost $643,865)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	30,000	31,385
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	93,000	86,505
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	125,000	122,139
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	60,000	63,033
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	30,000	29,364
Regents of the University of California Medical Center Pooled Revenue	3.006	05-15-50	140,000	136,489
State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	155,000	150,781

	Shares	Value
Common stocks 0.0%		$4,955
(Cost $5,197)
Utilities 0.0%		4,955
Multi-utilities 0.0%

Dominion Energy, Inc.	50	4,955
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	7

	Shares	Value

Preferred securities 0.0%		$3,242
(Cost $3,200)
Utilities 0.0%		3,242
Multi-utilities 0.0%
DTE Energy Company, 6.250%	64	3,242

Total investments (Cost $38,437,084) 98.2%	$36,628,795
Other assets and liabilities, net 1.8%	681,248
Total net assets 100.0%	$37,310,043

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $8,773,104 or 23.5% of the portfolio’s net assets as of 2-28-22.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
The portfolio had the following country composition as a percentage of net assets on 2-28-22:
United States	80.9%
Ireland	3.5%
United Kingdom	2.5%
Netherlands	2.3%
Canada	1.6%
Japan	1.2%
United Arab Emirates	1.0%
Other countries	7.0%
TOTAL	100.0%
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 2-28-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Foreign government obligations 0.6%				$229,160
(Cost $248,099)
Argentina 0.6%				229,160
Republic of Argentina Bond (2.500% to 7-9-22, then 3.500% to 7-9-29, then 4.875% thereafter)	2.500	07-09-41	674,000	229,160

Corporate bonds 93.4%				$36,917,493
(Cost $38,526,442)
Communication services 17.0%				6,700,355
Diversified telecommunication services 4.1%
C&W Senior Financing DAC (A)	6.875	09-15-27	200,000	207,246
Connect Finco SARL (A)	6.750	10-01-26	190,000	192,375
GCI LLC (A)	4.750	10-15-28	115,000	112,874
Kenbourne Invest SA (A)	4.700	01-22-28	200,000	185,500
Switch, Ltd. (A)	3.750	09-15-28	70,000	66,418
Telecom Argentina SA (A)	8.000	07-18-26	103,000	95,762
Telecom Italia Capital SA	7.200	07-18-36	106,000	107,590
Telecom Italia SpA (A)	5.303	05-30-24	200,000	205,833
Telesat Canada (A)	5.625	12-06-26	84,000	61,740
8	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
Total Play Telecomunicaciones SA de CV (A)	6.375	09-20-28	200,000	$180,040
Total Play Telecomunicaciones SA de CV (A)	7.500	11-12-25	200,000	195,002
Entertainment 4.0%
AMC Entertainment Holdings, Inc. (A)	10.000	06-15-26	245,000	226,319
Lions Gate Capital Holdings LLC (A)	5.500	04-15-29	155,000	147,413
Live Nation Entertainment, Inc. (A)	4.750	10-15-27	179,000	175,871
Netflix, Inc.	4.875	04-15-28	400,000	428,495
Netflix, Inc. (A)	4.875	06-15-30	98,000	106,862
Netflix, Inc. (A)	5.375	11-15-29	20,000	22,338
Netflix, Inc.	5.875	11-15-28	125,000	141,331
Playtika Holding Corp. (A)	4.250	03-15-29	15,000	13,950
WMG Acquisition Corp. (A)	3.000	02-15-31	190,000	171,785
WMG Acquisition Corp. (A)	3.875	07-15-30	172,000	165,120
Interactive media and services 1.0%
ANGI Group LLC (A)	3.875	08-15-28	108,000	95,850
Match Group Holdings II LLC (A)	3.625	10-01-31	75,000	69,938
Match Group Holdings II LLC (A)	4.125	08-01-30	108,000	104,542
Twitter, Inc. (A)	3.875	12-15-27	120,000	117,975
Media 4.6%
Cable One, Inc. (A)	4.000	11-15-30	48,000	44,399
CCO Holdings LLC (A)	4.500	06-01-33	105,000	98,438
Clear Channel Outdoor Holdings, Inc. (A)	7.750	04-15-28	48,000	50,160
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30	200,000	178,752
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27	180,000	185,981
Midas OpCo Holdings LLC (A)	5.625	08-15-29	273,000	267,540
News Corp. (A)	3.875	05-15-29	87,000	83,303
News Corp. (A)	5.125	02-15-32	61,000	62,373
Radiate Holdco LLC (A)	6.500	09-15-28	92,000	87,400
Sirius XM Radio, Inc. (A)	4.000	07-15-28	303,000	291,259
Sirius XM Radio, Inc. (A)	5.000	08-01-27	142,000	143,922
Townsquare Media, Inc. (A)	6.875	02-01-26	40,000	40,800
Univision Communications, Inc. (A)	4.500	05-01-29	200,000	191,437
Videotron, Ltd. (A)	3.625	06-15-29	97,000	92,299
Wireless telecommunication services 3.3%
Millicom International Cellular SA (A)	6.250	03-25-29	180,000	186,210
Oztel Holdings SPC, Ltd. (A)	6.625	04-24-28	200,000	210,323
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (B)	6.875	07-19-27	200,000	195,508
Sprint Corp.	7.875	09-15-23	139,000	149,425
T-Mobile USA, Inc.	2.875	02-15-31	112,000	105,092
T-Mobile USA, Inc.	3.375	04-15-29	125,000	122,325
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	284,000	315,240
Consumer discretionary 16.0%				6,340,031
Auto components 0.2%
Dealer Tire LLC (A)	8.000	02-01-28	61,000	61,020
LCM Investments Holdings II LLC (A)	4.875	05-01-29	33,000	31,443
Automobiles 3.3%
Ford Motor Company	3.250	02-12-32	81,000	76,431
Ford Motor Credit Company LLC	4.000	11-13-30	200,000	198,400
Ford Motor Credit Company LLC	4.125	08-17-27	200,000	201,450
Ford Motor Credit Company LLC	4.134	08-04-25	400,000	404,500
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	9

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
Ford Motor Credit Company LLC	5.113	05-03-29	400,000	$421,676
Diversified consumer services 1.9%
GEMS MENASA Cayman, Ltd. (A)	7.125	07-31-26	200,000	202,560
Service Corp. International	3.375	08-15-30	102,000	93,749
Service Corp. International	4.000	05-15-31	213,000	201,818
Sotheby’s (A)	7.375	10-15-27	75,000	78,098
StoneMor, Inc. (A)	8.500	05-15-29	187,000	188,403
Hotels, restaurants and leisure 7.6%
Affinity Gaming (A)	6.875	12-15-27	65,000	64,025
Caesars Resort Collection LLC (A)	5.750	07-01-25	59,000	60,501
CCM Merger, Inc. (A)	6.375	05-01-26	26,000	26,594
Dave & Buster’s, Inc. (A)	7.625	11-01-25	8,000	8,380
Full House Resorts, Inc. (A)	8.250	02-15-28	56,000	56,140
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32	128,000	121,677
Hilton Domestic Operating Company, Inc. (A)	4.000	05-01-31	70,000	68,419
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	173,000	177,972
Hilton Domestic Operating Company, Inc. (A)	5.750	05-01-28	51,000	53,295
Hilton Grand Vacations Borrower Escrow LLC (A)	4.875	07-01-31	89,000	84,773
Hilton Grand Vacations Borrower Escrow LLC (A)	5.000	06-01-29	115,000	112,700
International Game Technology PLC (A)	5.250	01-15-29	200,000	204,004
International Game Technology PLC (A)	6.500	02-15-25	75,000	79,688
Jacobs Entertainment, Inc. (A)	6.750	02-15-29	55,000	55,206
Life Time, Inc. (A)	8.000	04-15-26	64,000	63,845
Marriott Ownership Resorts, Inc. (A)	4.500	06-15-29	15,000	14,213
MGM Resorts International	4.750	10-15-28	219,000	218,044
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	122,000	118,950
Mohegan Gaming & Entertainment (A)	8.000	02-01-26	143,000	144,430
New Red Finance, Inc. (A)	4.000	10-15-30	294,000	271,583
Papa John’s International, Inc. (A)	3.875	09-15-29	16,000	14,880
Premier Entertainment Sub LLC (A)	5.625	09-01-29	96,000	87,075
Premier Entertainment Sub LLC (A)	5.875	09-01-31	246,000	221,400
Resorts World Las Vegas LLC (A)	4.625	04-16-29	200,000	187,164
Travel + Leisure Company (A)	4.625	03-01-30	158,000	149,705
Travel + Leisure Company	6.600	10-01-25	29,000	30,968
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28	67,000	65,995
Yum! Brands, Inc.	3.625	03-15-31	250,000	233,608
Household durables 1.4%
Brookfield Residential Properties, Inc. (A)	5.000	06-15-29	56,000	52,710
Century Communities, Inc. (A)	3.875	08-15-29	225,000	208,611
Century Communities, Inc.	6.750	06-01-27	127,000	131,346
Empire Communities Corp. (A)	7.000	12-15-25	20,000	19,800
KB Home	4.000	06-15-31	126,000	120,960
Toll Brothers Finance Corp.	3.800	11-01-29	20,000	20,084
Internet and direct marketing retail 0.4%
QVC, Inc.	5.450	08-15-34	162,000	137,700
Multiline retail 0.0%
Macy’s Retail Holdings LLC (A)	5.875	04-01-29	17,000	17,383
Specialty retail 1.1%
Asbury Automotive Group, Inc. (A)	4.625	11-15-29	22,000	21,450
Asbury Automotive Group, Inc.	4.750	03-01-30	113,000	109,610
Carvana Company (A)	4.875	09-01-29	105,000	87,540
Group 1 Automotive, Inc. (A)	4.000	08-15-28	10,000	9,638
10	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
Ken Garff Automotive LLC (A)	4.875	09-15-28	70,000	$67,014
Lithia Motors, Inc. (A)	3.875	06-01-29	59,000	58,226
Lithia Motors, Inc. (A)	4.375	01-15-31	59,000	59,443
Lithia Motors, Inc. (A)	4.625	12-15-27	29,000	29,653
Specialty Building Products Holdings LLC (A)	6.375	09-30-26	7,000	7,054
Textiles, apparel and luxury goods 0.1%
Levi Strauss & Company (A)	3.500	03-01-31	29,000	27,027
Consumer staples 5.3%				2,075,458
Food and staples retailing 1.3%
Advantage Sales & Marketing, Inc. (A)	6.500	11-15-28	180,000	181,256
Albertsons Companies, Inc. (A)	3.250	03-15-26	49,000	47,172
Albertsons Companies, Inc. (A)	3.500	03-15-29	175,000	162,750
U.S. Foods, Inc. (A)	4.750	02-15-29	107,000	105,844
Food products 3.0%
BRF SA (A)	5.750	09-21-50	200,000	179,302
Kraft Heinz Foods Company	4.375	06-01-46	195,000	199,875
Kraft Heinz Foods Company	4.875	10-01-49	46,000	50,945
Kraft Heinz Foods Company	5.000	06-04-42	70,000	77,175
Kraft Heinz Foods Company	5.500	06-01-50	117,000	140,108
MARB BondCo PLC (A)	3.950	01-29-31	200,000	176,020
NBM US Holdings, Inc. (A)	6.625	08-06-29	200,000	211,752
Post Holdings, Inc. (A)	5.500	12-15-29	128,000	129,073
Simmons Foods, Inc. (A)	4.625	03-01-29	10,000	9,263
Household products 0.6%
Edgewell Personal Care Company (A)	4.125	04-01-29	80,000	75,118
Edgewell Personal Care Company (A)	5.500	06-01-28	161,000	161,805
Personal products 0.4%
Oriflame Investment Holding PLC (A)	5.125	05-04-26	200,000	168,000
Energy 10.0%				3,954,680
Energy equipment and services 0.5%
CSI Compressco LP (A)	7.500	04-01-25	88,000	86,900
CSI Compressco LP (A)	7.500	04-01-25	27,000	26,663
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (A)	10.000	04-01-26	89,978	87,279
Oil, gas and consumable fuels 9.5%
Altera Infrastructure LP (A)	8.500	07-15-23	72,000	38,880
Antero Midstream Partners LP (A)	5.375	06-15-29	122,000	122,610
Antero Resources Corp.	5.000	03-01-25	67,000	67,838
Antero Resources Corp. (A)	5.375	03-01-30	63,000	64,181
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	157,000	149,349
Cheniere Energy Partners LP	4.000	03-01-31	238,000	234,430
Cheniere Energy Partners LP	4.500	10-01-29	238,000	242,570
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (A)	5.850	05-21-43	181,000	168,330
Energean Israel Finance, Ltd. (A)	5.375	03-30-28	25,000	23,510
Energean Israel Finance, Ltd. (A)	5.875	03-30-31	94,000	87,159
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (B)	6.500	11-15-26	216,000	213,551
Hess Midstream Operations LP (A)	4.250	02-15-30	30,000	28,960
Inversiones Latin America Power Ltda (A)	5.125	06-15-33	198,244	170,490
Leviathan Bond, Ltd. (A)	6.500	06-30-27	198,000	203,024
Leviathan Bond, Ltd. (A)	6.750	06-30-30	38,000	38,613
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31	200,000	185,000
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	11

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)	6.875	02-15-23	344,000	$339,803
New Fortress Energy, Inc. (A)	6.500	09-30-26	210,000	201,414
Parkland Corp. (A)	4.500	10-01-29	73,000	68,833
Parkland Corp. (A)	4.625	05-01-30	79,000	74,754
Petrobras Global Finance BV	6.900	03-19-49	93,000	92,768
Petrorio Luxembourg Trading Sarl (A)	6.125	06-09-26	200,000	195,252
Southwestern Energy Company	4.750	02-01-32	64,000	63,643
Sunoco LP	4.500	05-15-29	70,000	67,081
Sunoco LP (A)	4.500	04-30-30	98,000	93,598
Targa Resources Partners LP	4.000	01-15-32	433,000	426,514
Venture Global Calcasieu Pass LLC (A)	3.875	08-15-29	35,000	34,263
Venture Global Calcasieu Pass LLC (A)	4.125	08-15-31	58,000	57,420
Financials 8.3%				3,271,607
Banks 4.7%
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) (B)	4.375	03-15-28	200,000	183,500
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (B)	4.700	01-30-25	331,000	323,983
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (B)	6.250	08-15-26	207,000	222,525
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (B)	5.100	06-30-23	158,000	155,828
Freedom Mortgage Corp. (A)	8.250	04-15-25	175,000	174,563
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25	200,000	208,500
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (B)	6.000	12-29-25	200,000	206,500
Societe Generale SA (4.750% to 5-26-26, then 5 Year CMT + 3.931%) (A)(B)	4.750	05-26-26	200,000	185,500
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(B)	5.375	11-18-30	200,000	188,000
Capital markets 1.4%
Deutsche Bank AG (3.742% to 10-7-31, then SOFR + 2.257%)	3.742	01-07-33	250,000	234,000
MSCI, Inc. (A)	3.250	08-15-33	135,000	127,717
MSCI, Inc. (A)	3.625	11-01-31	177,000	172,575
Consumer finance 1.0%
Enova International, Inc. (A)	8.500	09-01-24	1,000	1,003
Enova International, Inc. (A)	8.500	09-15-25	137,000	136,315
OneMain Finance Corp.	6.875	03-15-25	81,000	86,435
OneMain Finance Corp.	8.875	06-01-25	40,000	42,200
Unifin Financiera SAB de CV (A)	9.875	01-28-29	200,000	128,000
Insurance 0.4%
Liberty Mutual Group, Inc. (4.125% to 9-15-26, then 5 Year CMT + 3.315%) (A)	4.125	12-15-51	170,000	162,775
Thrifts and mortgage finance 0.8%
Nationstar Mortgage Holdings, Inc. (A)	5.125	12-15-30	80,000	75,000
Nationstar Mortgage Holdings, Inc. (A)	5.500	08-15-28	97,000	96,758
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27	70,000	71,050
Radian Group, Inc.	4.500	10-01-24	88,000	88,880
Health care 4.9%				1,921,913
Health care equipment and supplies 0.1%
Varex Imaging Corp. (A)	7.875	10-15-27	52,000	55,900
Health care providers and services 3.5%
AdaptHealth LLC (A)	5.125	03-01-30	200,000	184,500
Centene Corp.	3.000	10-15-30	149,000	142,026
Centene Corp.	3.375	02-15-30	30,000	28,784
Centene Corp.	4.250	12-15-27	25,000	25,591
Centene Corp.	4.625	12-15-29	160,000	164,800
DaVita, Inc. (A)	3.750	02-15-31	198,000	180,923
12	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
DaVita, Inc. (A)	4.625	06-01-30	197,000	$188,874
Encompass Health Corp.	4.500	02-01-28	54,000	52,570
Encompass Health Corp.	4.625	04-01-31	73,000	68,913
Rede D’or Finance Sarl (A)	4.500	01-22-30	200,000	184,760
Select Medical Corp. (A)	6.250	08-15-26	141,000	142,851
Pharmaceuticals 1.3%
Bausch Health Companies, Inc. (A)	6.125	04-15-25	69,000	69,345
Catalent Pharma Solutions, Inc. (A)	3.125	02-15-29	15,000	13,894
Catalent Pharma Solutions, Inc. (A)	5.000	07-15-27	20,000	20,436
Jazz Securities DAC (A)	4.375	01-15-29	200,000	198,092
Organon & Company (A)	5.125	04-30-31	200,000	199,654
Industrials 14.8%				5,861,653
Aerospace and defense 1.0%
Kratos Defense & Security Solutions, Inc. (A)	6.500	11-30-25	61,000	63,068
TransDigm, Inc.	5.500	11-15-27	335,000	333,677
Air freight and logistics 0.1%
Watco Companies LLC (A)	6.500	06-15-27	21,000	21,210
Airlines 4.0%
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	356,448	346,436
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	82,954	81,797
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	77,502	73,746
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	82,916	75,118
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	67,000	63,912
Delta Air Lines, Inc.	2.900	10-28-24	325,000	320,887
Delta Air Lines, Inc.	3.800	04-19-23	185,000	186,388
Delta Air Lines, Inc.	4.375	04-19-28	160,000	160,000
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	164,352	158,212
United Airlines, Inc. (A)	4.375	04-15-26	9,000	8,977
United Airlines, Inc. (A)	4.625	04-15-29	22,000	21,461
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	5,476	5,559
US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23	74,889	77,775
Building products 0.5%
Builders FirstSource, Inc. (A)	4.250	02-01-32	147,000	141,108
Builders FirstSource, Inc. (A)	5.000	03-01-30	35,000	35,849
Builders FirstSource, Inc. (A)	6.750	06-01-27	9,000	9,354
MIWD Holdco II LLC (A)	5.500	02-01-30	26,000	24,790
Commercial services and supplies 3.1%
Albion Financing 1 Sarl (A)	6.125	10-15-26	200,000	194,000
APX Group, Inc. (A)	5.750	07-15-29	97,000	86,930
Cimpress PLC (A)	7.000	06-15-26	150,000	148,500
Clean Harbors, Inc. (A)	4.875	07-15-27	91,000	91,228
Deluxe Corp. (A)	8.000	06-01-29	50,000	51,250
Garda World Security Corp. (A)	6.000	06-01-29	94,000	85,305
GFL Environmental, Inc. (A)	3.500	09-01-28	145,000	138,421
GFL Environmental, Inc. (A)	4.375	08-15-29	122,000	113,236
GFL Environmental, Inc. (A)	4.750	06-15-29	54,000	50,993
Graphic Packaging International LLC (A)	3.500	03-01-29	125,000	117,431
Legends Hospitality Holding Company LLC (A)	5.000	02-01-26	33,000	32,340
Prime Security Services Borrower LLC (A)	3.375	08-31-27	12,000	11,099
Prime Security Services Borrower LLC (A)	6.250	01-15-28	94,000	90,710
Williams Scotsman International, Inc. (A)	4.625	08-15-28	14,000	13,808
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	13

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Construction and engineering 1.4%
AECOM	5.125	03-15-27	193,000	$197,825
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	130,000	128,375
MasTec, Inc. (A)	4.500	08-15-28	61,000	61,846
Picasso Finance Sub, Inc. (A)	6.125	06-15-25	4,000	4,125
Tutor Perini Corp. (A)	6.875	05-01-25	153,000	149,773
Electrical equipment 0.4%
Atkore, Inc. (A)	4.250	06-01-31	33,000	31,988
Vertiv Group Corp. (A)	4.125	11-15-28	133,000	122,028
Machinery 0.7%
Hillenbrand, Inc.	3.750	03-01-31	69,000	65,868
JB Poindexter & Company, Inc. (A)	7.125	04-15-26	22,000	22,836
TK Elevator U.S. Newco, Inc. (A)	5.250	07-15-27	200,000	198,000
Professional services 0.2%
TriNet Group, Inc. (A)	3.500	03-01-29	80,000	75,258
Road and rail 1.5%
The Hertz Corp. (A)	4.625	12-01-26	15,000	14,288
The Hertz Corp. (A)	5.000	12-01-29	30,000	27,984
Uber Technologies, Inc. (A)	4.500	08-15-29	236,000	225,935
Uber Technologies, Inc. (A)	7.500	05-15-25	120,000	124,830
Uber Technologies, Inc. (A)	7.500	09-15-27	199,000	212,681
Trading companies and distributors 1.9%
Alta Equipment Group, Inc. (A)	5.625	04-15-26	15,000	14,925
Beacon Roofing Supply, Inc. (A)	4.125	05-15-29	99,000	92,318
BlueLinx Holdings, Inc. (A)	6.000	11-15-29	154,000	150,150
Boise Cascade Company (A)	4.875	07-01-30	10,000	10,034
H&E Equipment Services, Inc. (A)	3.875	12-15-28	200,000	187,158
United Rentals North America, Inc.	3.875	02-15-31	101,000	97,591
United Rentals North America, Inc.	4.875	01-15-28	207,000	211,262
Information technology 2.6%				1,044,983
Communications equipment 0.0%
Ciena Corp. (A)	4.000	01-31-30	22,000	21,666
IT services 1.1%
Block, Inc. (A)	2.750	06-01-26	34,000	32,980
Block, Inc. (A)	3.500	06-01-31	46,000	43,196
Gartner, Inc. (A)	3.625	06-15-29	61,000	59,184
Gartner, Inc. (A)	3.750	10-01-30	34,000	33,075
Gartner, Inc. (A)	4.500	07-01-28	194,000	196,528
Sabre GLBL, Inc. (A)	7.375	09-01-25	73,000	75,661
Software 0.7%
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	140,000	141,008
PTC, Inc. (A)	4.000	02-15-28	37,000	36,168
Ziff Davis, Inc. (A)	4.625	10-15-30	106,000	101,971
Technology hardware, storage and peripherals 0.8%
Atento Luxco 1 SA (A)	8.000	02-10-26	55,000	55,847
CDW LLC	3.250	02-15-29	30,000	27,949
Likewize Corp. (A)	9.750	10-15-25	54,000	56,160
Xerox Holdings Corp. (A)	5.500	08-15-28	164,000	163,590
Materials 9.2%				3,637,193
Chemicals 3.8%
Braskem Idesa SAPI (A)	6.990	02-20-32	200,000	191,000
14	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
Braskem Netherlands Finance BV (8.500% to 10-24-25, then 5 Year CMT + 8.220%) (A)	8.500	01-23-81	200,000	$221,600
CVR Partners LP (A)	6.125	06-15-28	64,000	64,400
FS Luxembourg Sarl (A)	10.000	12-15-25	200,000	207,002
LSB Industries, Inc. (A)	6.250	10-15-28	33,000	33,165
Methanex Corp.	4.250	12-01-24	125,000	127,500
Sasol Financing USA LLC	5.500	03-18-31	200,000	191,600
Trinseo Materials Operating SCA (A)	5.125	04-01-29	104,000	98,540
Tronox, Inc. (A)	4.625	03-15-29	100,000	94,453
Valvoline, Inc. (A)	3.625	06-15-31	154,000	137,929
WR Grace Holdings LLC (A)	4.875	06-15-27	81,000	80,921
WR Grace Holdings LLC (A)	5.625	08-15-29	60,000	57,450
Construction materials 1.3%
Cemex SAB de CV (A)	3.875	07-11-31	200,000	177,752
Cemex SAB de CV (A)	5.200	09-17-30	200,000	195,202
Standard Industries, Inc. (A)	3.375	01-15-31	66,000	58,410
Standard Industries, Inc. (A)	4.375	07-15-30	52,000	49,233
Standard Industries, Inc. (A)	5.000	02-15-27	37,000	37,233
Containers and packaging 1.0%
Graham Packaging Company, Inc. (A)	7.125	08-15-28	5,000	4,813
Owens-Brockway Glass Container, Inc. (A)	6.625	05-13-27	69,000	71,588
Pactiv Evergreen Group Issuer LLC (A)	4.375	10-15-28	201,000	185,674
Pactiv Evergreen Group Issuer, Inc. (A)	4.000	10-15-27	115,000	106,642
Trident TPI Holdings, Inc. (A)	6.625	11-01-25	22,000	21,779
Metals and mining 3.1%
Arconic Corp. (A)	6.000	05-15-25	15,000	15,450
Arconic Corp. (A)	6.125	02-15-28	91,000	93,048
First Quantum Minerals, Ltd. (A)	6.875	10-15-27	400,000	425,088
FMG Resources August 2006 Proprietary, Ltd. (A)	4.375	04-01-31	50,000	48,515
Freeport-McMoRan, Inc.	4.625	08-01-30	260,000	268,408
Freeport-McMoRan, Inc.	5.450	03-15-43	106,000	121,916
Hudbay Minerals, Inc. (A)	4.500	04-01-26	16,000	15,460
JW Aluminum Continuous Cast Company (A)	10.250	06-01-26	15,000	15,600
Novelis Corp. (A)	4.750	01-30-30	210,000	205,489
Volcan Cia Minera SAA (A)	4.375	02-11-26	15,000	14,333
Real estate 3.3%				1,300,720
Equity real estate investment trusts 3.3%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	126,000	119,700
Iron Mountain, Inc. (A)	4.875	09-15-29	88,000	85,140
Iron Mountain, Inc. (A)	5.250	07-15-30	131,000	129,983
MGM Growth Properties Operating Partnership LP (A)	3.875	02-15-29	102,000	102,510
RHP Hotel Properties LP (A)	4.500	02-15-29	187,000	176,715
RLJ Lodging Trust LP (A)	3.750	07-01-26	73,000	71,077
SBA Communications Corp.	3.875	02-15-27	210,000	209,637
Uniti Group LP (A)	6.500	02-15-29	76,000	70,435
VICI Properties LP (A)	4.125	08-15-30	165,000	163,763
VICI Properties LP (A)	4.625	12-01-29	115,000	117,300
XHR LP (A)	4.875	06-01-29	56,000	54,460
Utilities 2.0%				808,900
Electric utilities 1.0%
FirstEnergy Corp.	2.650	03-01-30	114,000	107,121
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	15

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
NRG Energy, Inc. (A)	3.375	02-15-29	38,000	$35,291
NRG Energy, Inc. (A)	3.625	02-15-31	95,000	87,344
NRG Energy, Inc. (A)	3.875	02-15-32	187,000	173,390
Gas utilities 0.5%
AmeriGas Partners LP	5.500	05-20-25	135,000	137,435
Suburban Propane Partners LP (A)	5.000	06-01-31	65,000	61,750
Independent power and renewable electricity producers 0.5%
DPL, Inc.	4.125	07-01-25	60,000	59,700
NextEra Energy Operating Partners LP (A)	3.875	10-15-26	110,000	108,679

NextEra Energy Operating Partners LP (A)	4.500	09-15-27	38,000	38,190
Term loans (C) 2.9%				$1,139,122
(Cost $1,149,418)
Communication services 0.1%				46,824
Media 0.1%
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%)	6.250	09-01-27	47,000	46,824
Consumer discretionary 1.1%				422,525
Hotels, restaurants and leisure 0.7%
Carnival Corp., 2021 Incremental Term Loan B (6 month LIBOR + 3.250%)	4.000	10-18-28	200,000	197,500
Fertitta Entertainment LLC, 2022 Term Loan B (1 month SOFR + 4.000%)	4.500	01-27-29	57,000	56,696
Household durables 0.4%
SOLIS IV BV, USD Term Loan B1 (D)	TBD	02-25-29	171,000	168,329
Health care 0.1%				20,839
Health care providers and services 0.1%
TTF Holdings LLC, Term Loan (1 month LIBOR + 4.250%)	5.000	03-31-28	20,944	20,839
Industrials 0.6%				236,108
Professional services 0.6%
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%)	4.000	06-02-28	239,400	236,108
Information technology 0.8%				330,551
Semiconductors and semiconductor equipment 0.5%
MKS Instruments, Inc., 2021 USD Tem Loan (D)	TBD	10-21-28	209,000	206,519
Software 0.3%
Quest Software, Inc., 2022 Term Loan (D)	TBD	02-01-29	126,000	124,032
Materials 0.2%				82,275
Containers and packaging 0.2%

Mauser Packaging Solutions Holding Company, Term Loan (D)	TBD	04-03-24	83,781	82,275
Asset backed securities 0.1%				$36,679
(Cost $38,000)
Asset backed securities 0.1%				36,679
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (A)	3.475	04-15-49	38,000	36,679

16	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Shares	Value
Common stocks 0.3%		$124,551
(Cost $135,000)
Utilities 0.3%		124,551
Multi-utilities 0.3%

Algonquin Power & Utilities Corp.	2,700	124,551
Preferred securities 0.1%		$44,375
(Cost $44,375)
Communication services 0.1%		44,375
Wireless telecommunication services 0.1%
Telephone & Data Systems, Inc., 6.625%	1,775	44,375

	Par value^	Value
Escrow certificates 0.0%		$50
(Cost $0)
LSC Communications, Inc. (A)(E)	80,000	50

Total investments (Cost $40,141,334) 97.4%	$38,491,430
Other assets and liabilities, net 2.6%	1,028,614
Total net assets 100.0%	$39,520,044

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $24,452,245 or 61.9% of the portfolio’s net assets as of 2-28-22.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(D)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(E)	Non-income producing security.
The portfolio had the following country composition as a percentage of net assets on 2-28-22:
United States	75.2%
Canada	4.4%
Luxembourg	3.8%
Mexico	2.7%
United Kingdom	2.2%
Ireland	1.9%
Brazil	1.6%
Netherlands	1.5%
United Arab Emirates	1.1%
France	1.0%
Other countries	4.6%
TOTAL	100.0%
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	17

MANAGED ACCOUNT SHARES SECURITIZED DEBT PORTFOLIO

As of 2-28-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Collateralized mortgage obligations 31.6%				$11,614,988
(Cost $11,945,229)
Commercial and residential 28.8%				10,574,318
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (A)(B)	0.990	04-25-53	108,744	107,853
Series 2021-5, Class A1 (A)(B)	0.951	07-25-66	216,810	210,451
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (A)(B)	1.175	10-25-48	97,382	95,272
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A (A)	3.218	04-14-33	100,000	101,354
Series 2015-200P, Class C (A)(B)	3.596	04-14-33	115,000	114,805
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	81,000	81,080
BBCMS Trust
Series 2015-SRCH, Class D (A)(B)	4.957	08-10-35	100,000	102,001
Benchmark Mortgage Trust
Series 2018-B1, Class A2	3.571	01-15-51	103,405	104,206
Series 2019-B12, Class A2	3.001	08-15-52	100,000	100,748
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (A)(B)	0.941	02-25-49	62,828	61,744
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (A)(C)	1.512	03-15-37	149,952	148,071
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%) (A)(C)	1.121	10-15-37	110,205	109,443
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%) (A)(C)	1.042	11-15-38	200,000	197,876
Series 2021-CIP, Class A (1 month LIBOR + 0.921%) (A)(C)	1.112	12-15-38	286,000	280,988
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%) (A)(C)	1.291	09-15-36	117,000	112,383
Series 2022-AHP, Class A (1 month CME Term SOFR + 0.990%) (A)(C)	1.040	02-15-39	298,000	295,195
BX Trust
Series 2021-MFM1, Class D (1 month LIBOR + 1.500%) (A)(C)	1.691	01-15-34	20,000	19,181
BXHPP Trust
Series 2021-FILM, Class C (1 month LIBOR + 1.100%) (A)(C)	1.291	08-15-36	355,000	341,668
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (A)(C)	1.941	12-15-37	115,000	113,237
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	176,000	179,281
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A (A)	3.341	05-10-36	315,000	318,374
Series 2019-SMRT, Class A (A)	4.149	01-10-36	150,000	154,182
Series 2020-GC46, Class A2	2.708	02-15-53	185,000	185,531
COLT Mortgage Loan Trust
Series 2020-1, Class A1 (A)(B)	2.488	02-25-50	17,399	17,399
Series 2020-2, Class A1 (A)(B)	1.853	03-25-65	22,645	22,659
Series 2021-2, Class A1 (A)(B)	0.924	08-25-66	126,951	122,472
Series 2021-3, Class A1 (A)(B)	0.956	09-27-66	167,443	161,495
Series 2021-HX1, Class A1 (A)(B)	1.110	10-25-66	161,045	155,021
COLT Trust
Series 2020-RPL1, Class A1 (A)(B)	1.390	01-25-65	162,989	158,652
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2020-CX, Class D (A)(B)	2.683	11-10-46	100,000	88,869
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (A)(C)	1.791	05-15-36	225,000	222,742
Series 2020-NET, Class A (A)	2.257	08-15-37	147,164	143,556
Series 2021-NQM2, Class A1 (A)(B)	1.179	02-25-66	125,602	122,452
Series 2021-NQM5, Class A1 (A)(B)	0.938	05-25-66	87,651	84,503
Series 2021-NQM6, Class A1 (A)(B)	1.174	07-25-66	131,462	128,424
Series 2021-RPL2, Class A1A (A)(B)	1.115	01-25-60	370,356	352,623
DBJPM Mortgage Trust
Series 2020-C9, Class A2	1.900	08-15-53	140,000	137,195
Deephaven Residential Mortgage Trust
18	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-2, Class A1 (A)(B)	0.899	04-25-66	133,322	$129,012
Ellington Financial Mortgage Trust
Series 2019-2, Class A1 (A)(B)	2.739	11-25-59	57,295	57,075
Series 2021-1, Class A1 (A)(B)	0.797	02-25-66	48,206	46,924
Series 2021-2, Class A1 (A)(B)	0.931	06-25-66	161,136	156,319
Flagstar Mortgage Trust
Series 2021-1, Class A2 (A)(B)	2.500	02-01-51	114,058	109,428
GCAT Trust
Series 2021-NQM2, Class A1 (A)(B)	1.036	05-25-66	82,882	80,317
Series 2021-NQM3, Class A1 (A)(B)	1.091	05-25-66	138,213	134,091
GS Mortgage Securities Trust
Series 2013-GC12, Class A3	2.860	06-10-46	201,602	202,791
Series 2015-590M, Class C (A)(B)	3.805	10-10-35	115,000	114,607
GS Mortgage-Backed Securities Trust
Series 2021-NQM1, Class A1 (A)(B)	1.017	07-25-61	88,631	86,774
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (A)(B)	1.071	06-25-56	77,392	74,589
Irvine Core Office Trust
Series 2013-IRV, Class A2 (A)(B)	3.173	05-15-48	115,000	116,369
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2022-OPO, Class A (A)	3.024	01-05-39	130,000	129,480
KNDL Mortgage Trust
Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (A)(C)	1.241	05-15-36	200,000	197,751
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%) (A)(C)	0.891	03-15-38	216,253	211,921
Series 2021-BMR, Class D (1 month LIBOR + 1.400%) (A)(C)	1.591	03-15-38	133,684	129,506
MFA Trust
Series 2021-INV1, Class A1 (A)(B)	0.852	01-25-56	159,080	156,302
Series 2021-NQM1, Class A1 (A)(B)	1.153	04-25-65	57,749	57,272
MHP Trust
Series 2022-MHIL, Class A (1 month CME Term SOFR + 0.815%) (A)(C)	0.914	01-15-27	175,000	171,494
Morgan Stanley Capital I Trust
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (A)(C)	1.591	11-15-34	215,000	212,840
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(B)	3.500	10-25-59	130,111	133,417
NMLT Trust
Series 2021-INV1, Class A1 (A)(B)	1.185	05-25-56	177,140	170,612
One Market Plaza Trust
Series 2017-1MKT, Class D (A)	4.146	02-10-32	200,000	197,821
SLG Office Trust
Series 2021-OVA, Class C (A)	2.851	07-15-41	200,000	187,093
SMRT
Series 2022-MINI, Class A (1 month CME Term SOFR + 1.000%) (A)(C)	1.100	01-15-24	379,000	372,699
Starwood Mortgage Residential Trust
Series 2021-2, Class A1 (A)(B)	0.943	05-25-65	83,619	82,480
Series 2022-1, Class A1 (A)(B)	2.447	12-25-66	191,123	189,571
Verus Securitization Trust
Series 2021-1, Class A1 (A)(B)	0.815	01-25-66	56,861	55,625
Series 2021-3, Class A1 (A)(B)	1.046	06-25-66	264,819	257,854
Series 2021-4, Class A1 (A)(B)	0.938	07-25-66	331,445	317,360
Series 2021-5, Class A1 (A)(B)	1.013	09-25-66	267,681	256,003
Series 2021-R1, Class A1 (A)(B)	0.820	10-25-63	90,270	89,444
Series 2021-R2, Class A1 (A)(B)	0.918	02-25-64	123,342	121,932
Visio Trust
Series 2020-1R, Class A1 (A)	1.312	11-25-55	116,197	114,559
U.S. Government Agency 2.8%				1,040,670
Federal Home Loan Mortgage Corp.
Series K048, Class X1 IO	0.228	06-25-25	10,198,998	72,774
Government National Mortgage Association
Series 2020-108, Class IO	0.865	06-16-62	2,687,539	188,923
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	19

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2020-114, Class IO	0.830	09-16-62	934,969	$66,148
Series 2020-118, Class IO	0.902	06-16-62	798,723	59,247
Series 2020-120, Class IO	0.795	05-16-62	1,054,528	75,907
Series 2020-137, Class IO	0.844	09-16-62	4,163,906	286,504
Series 2020-150, Class IO	0.966	12-16-62	1,192,025	92,841
Series 2020-170, Class IO	0.832	11-16-62	579,069	42,839
Series 2020-92, Class IO	0.888	02-16-62	824,857	59,685
Series 2021-10, Class IO	1.002	05-16-63	458,890	39,348

Series 2021-11, Class IO	1.020	12-16-62	680,299	56,454
Asset backed securities 66.6%				$24,441,758
(Cost $25,173,174)
Asset backed securities 66.6%				24,441,758
AGL CLO 5, Ltd.
Series 2020-5A, Class A1R (3 month LIBOR + 1.160%) (A)(C)	1.414	07-20-34	250,000	248,141
Aimco CLO 12, Ltd.
Series 2020-12A, Class AR (3 month CME Term SOFR + 1.170%) (A)(C)	1.403	01-17-32	304,000	303,926
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (A)	1.937	08-15-46	515,000	493,204
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C	1.590	10-20-25	72,000	71,652
AMSR Trust
Series 2020-SFR1, Class A (A)	1.819	04-17-37	99,904	97,106
Series 2020-SFR2, Class A (A)	1.632	07-17-37	350,000	340,015
Series 2020-SFR4, Class A (A)	1.355	11-17-37	215,000	205,078
Apex Credit CLO, Ltd.
Series 2020-1A, Class A1R (3 month CME Term SOFR + 1.230%) (A)(C)	1.473	10-20-31	326,000	325,921
Applebee’s Funding LLC
Series 2019-1A, Class A2I (A)	4.194	06-05-49	212,850	212,277
Aqua Finance Trust
Series 2021-A, Class A (A)	1.540	07-17-46	108,168	105,532
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	265,950	262,413
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (A)	2.360	03-20-26	144,000	143,910
Series 2020-1A, Class A (A)	2.330	08-20-26	200,000	200,096
Beacon Container Finance II LLC
Series 2021-1A, Class A (A)	2.250	10-22-46	235,867	228,295
Benefit Street Partners CLO XXIII, Ltd.
Series 2021-23A, Class A1 (3 month LIBOR + 1.080%) (A)(C)	1.338	04-25-34	250,000	246,852
Bojangles Issuer LLC
Series 2020-1A, Class A2 (A)	3.832	10-20-50	69,000	69,387
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (A)	3.280	09-26-33	96,856	97,979
CARS-DB4 LP
Series 2020-1A, Class A1 (A)	2.690	02-15-50	89,709	89,071
Series 2020-1A, Class B1 (A)	4.170	02-15-50	100,000	100,719
Carvana Auto Receivables Trust
Series 2020-P1, Class A4	0.610	10-08-26	76,000	73,819
CF Hippolyta LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	211,716	204,708
Series 2021-1A, Class A1 (A)	1.530	03-15-61	188,079	178,863
Chase Auto Credit Linked Notes
Series 2021-3, Class B (A)	0.760	02-26-29	197,050	194,153
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	339,500	327,399
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	116,128	110,020
Series 2022-1A, Class A1 (A)	2.720	01-18-47	153,057	150,953
20	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
CoreVest American Finance Trust
Series 2019-3, Class A (A)	2.705	10-15-52	73,974	$73,954
Series 2020-3, Class A (A)	1.358	08-15-53	151,475	143,977
Series 2021-1, Class A (A)	1.569	04-15-53	162,116	154,744
DataBank Issuer
Series 2021-1A, Class A2 (A)	2.060	02-27-51	190,000	181,810
Series 2021-2A, Class A2 (A)	2.400	10-25-51	396,000	383,702
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	196,800	201,604
Series 2021-1A, Class A2I (A)	2.045	11-20-51	316,208	305,820
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	239,000	224,135
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (A)	4.118	07-25-47	274,560	281,745
Series 2021-1A, Class A2I (A)	2.662	04-25-51	193,538	185,537
Driven Brands Funding LLC
Series 2018-1A, Class A2 (A)	4.739	04-20-48	49,088	50,247
Series 2020-2A, Class A2 (A)	3.237	01-20-51	128,700	126,646
Series 2021-1A, Class A2 (A)	2.791	10-20-51	183,540	171,830
Eaton Vance CLO, Ltd.
Series 2020-2A, Class AR (3 month LIBOR + 1.150%) (A)(C)	1.391	01-15-35	139,000	138,281
Series 2020-2A, Class BR (3 month LIBOR + 1.700%) (A)(C)	1.941	01-15-35	250,000	248,192
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class A (A)	2.610	01-25-34	43,202	42,705
Exeter Automobile Receivables Trust
Series 2021-1A, Class C	0.740	01-15-26	195,000	193,107
FirstKey Homes Trust
Series 2020-SFR1, Class A (A)	1.339	08-17-37	125,790	120,564
Series 2020-SFR2, Class A (A)	1.266	10-19-37	448,518	427,494
Series 2021-SFR1, Class A (A)	1.538	08-17-38	198,822	188,861
Series 2021-SFR1, Class C (A)	1.888	08-17-38	213,000	199,203
Five Guys Funding LLC
Series 2017-1A, Class A2 (A)	4.600	07-25-47	177,658	180,232
Ford Credit Auto Owner Trust
Series 2018-1, Class A (A)	3.190	07-15-31	627,000	643,286
Series 2018-2, Class A (A)	3.470	01-15-30	200,000	204,705
Series 2020-1, Class A (A)	2.040	08-15-31	200,000	198,520
Series 2021-1, Class A (A)	1.370	10-17-33	129,000	123,534
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class A	1.060	09-15-27	250,000	240,700
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class A (A)	0.680	08-15-25	100,000	98,404
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (A)	3.208	01-22-29	150,000	150,600
Series 2021-1A, Class A2 (A)	2.773	04-20-29	100,000	97,679
HalseyPoint CLO II, Ltd.
Series 2020-2A, Class B (3 month LIBOR + 1.640%) (A)(C)	1.894	07-20-31	286,000	283,577
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	153,000	154,821
Hilton Grand Vacations Trust
Series 2018-AA, Class A (A)	3.540	02-25-32	122,789	124,975
Home Partners of America Trust
Series 2019-1, Class A (A)	2.908	09-17-39	86,176	85,345
Series 2021-1, Class A (A)	1.698	09-17-41	228,099	214,551
Series 2021-2, Class A (A)	1.901	12-17-26	168,815	162,562
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	92,000	88,682
Jack in the Box Funding LLC
Series 2022-1A, Class A2I (A)	3.445	02-26-52	207,000	203,618
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	21

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A2FX (A)	2.730	10-25-48	31,186	$31,212
Madison Park Funding XXIII, Ltd.
Series 2017-23A, Class AR (3 month LIBOR + 0.970%) (A)(C)	1.238	07-27-31	250,000	248,598
Marathon CLO X, Ltd.
Series 2017-10A, Class A1AR (3 month LIBOR + 1.000%) (A)(C)	1.171	11-15-29	247,654	246,325
Monroe Capital Funding, Ltd.
Series 2021-1A, Class A2 (A)	2.815	04-22-31	152,000	146,368
MVW Owner Trust
Series 2018-1A, Class A (A)	3.450	01-21-36	72,309	73,278
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2 (A)	2.600	08-15-68	107,354	107,506
Series 2020-BA, Class A2 (A)	2.120	01-15-69	68,685	68,311
Series 2020-GA, Class A (A)	1.170	09-16-69	67,105	66,236
Series 2020-HA, Class A (A)	1.310	01-15-69	166,584	163,212
Series 2021-A, Class A (A)	0.840	05-15-69	149,138	144,875
Navient Student Loan Trust
Series 2020-2A, Class A1A (A)	1.320	08-26-69	86,129	81,315
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	239,193	232,184
Series 2022-1A, Class A2 (A)	3.695	01-30-52	120,000	119,563
Neuberger Berman Loan Advisers CLO 34, Ltd.
Series 2019-34A, Class A1R (3 month CME Term SOFR + 1.240%) (A)(C)	1.481	01-20-35	250,000	249,939
Series 2019-34A, Class BR (3 month CME Term SOFR + 1.750%) (A)(C)	1.991	01-20-35	250,000	249,876
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (A)	1.910	10-20-61	255,000	245,164
Series 2021-1, Class B1 (A)	2.410	10-20-61	100,000	97,400
NYACK Park CLO, Ltd.
Series 2021-1A, Class A (3 month LIBOR + 1.120%) (A)(C)	1.244	10-20-34	250,000	248,602
Ocean Trails CLO X
Series 2020-10A, Class AR (3 month LIBOR + 1.220%) (A)(C)	1.461	10-15-34	250,000	248,195
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (A)	4.459	02-15-27	120,594	122,998
Series 2020-1A, Class A2 (A)	3.101	02-15-28	64,000	64,171
Progress Residential Trust
Series 2020-SFR1, Class A (A)	1.732	04-17-37	100,000	97,469
Series 2020-SFR2, Class A (A)	2.078	06-17-37	200,000	196,553
Series 2021-SFR1, Class A (A)	1.052	04-17-38	99,912	93,204
Series 2021-SFR2, Class A (A)	1.546	04-19-38	384,000	369,806
Series 2021-SFR4, Class A (A)	1.558	05-17-38	300,000	284,555
Series 2021-SFR5, Class A (A)	1.427	07-17-38	200,000	188,626
Santander Revolving Auto Loan Trust
Series 2019-A, Class A (A)	2.510	01-26-32	255,000	257,776
SCF Equipment Leasing LLC
Series 2019-2A, Class C (A)	3.110	06-21-27	130,000	130,943
Series 2021-1A, Class B (A)	1.370	08-20-29	200,000	192,534
ServiceMaster Funding LLC
Series 2020-1, Class A2II (A)	3.337	01-30-51	215,820	206,298
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 (A)	2.394	04-25-51	112,153	105,038
Sesac Finance LLC
Series 2019-1, Class A2 (A)	5.216	07-25-49	200,850	204,594
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A (A)	3.690	09-20-35	25,567	25,926
Series 2021-1A, Class A (A)	0.990	11-20-37	82,508	80,660
SMB Private Education Loan Trust
Series 2016-A, Class A2A (A)	2.700	05-15-31	74,623	74,982
Series 2019-B, Class A2A (A)	2.840	06-15-37	96,206	97,062
Series 2020-PTA, Class A2A (A)	1.600	09-15-54	165,126	160,718
Series 2021-A, Class APT2 (A)	1.070	01-15-53	77,710	72,831
22	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	169,420	$172,251
Series 2021-1A, Class A2I (A)	2.190	08-20-51	150,371	141,461
Sound Point CLO XXVII, Ltd.
Series 2020-2A, Class AR (3 month LIBOR + 1.180%) (A)(C)	1.438	10-25-34	250,000	248,182
Starwood Property Mortgage Trust
Series 2021-SIF2A, Class A1 (3 month CME Term SOFR + 1.550%) (A)(C)	1.609	01-15-33	250,000	247,425
Taco Bell Funding LLC
Series 2021-1A, Class A2I (A)	1.946	08-25-51	286,283	274,173
TIF Funding II LLC
Series 2020-1A, Class A (A)	2.090	08-20-45	354,000	343,095
Series 2021-1A, Class A (A)	1.650	02-20-46	183,208	173,331
Towd Point Mortgage Trust
Series 2015-1, Class A5 (A)(B)	3.124	10-25-53	100,000	101,299
Series 2015-6, Class M2 (A)(B)	3.750	04-25-55	100,000	101,214
Series 2017-2, Class A1 (A)(B)	2.750	04-25-57	14,609	14,673
Series 2018-1, Class A1 (A)(B)	3.000	01-25-58	31,205	31,401
Series 2018-6, Class A1A (A)(B)	3.750	03-25-58	65,256	66,044
Series 2019-1, Class A1 (A)(B)	3.666	03-25-58	79,256	80,953
Series 2020-4, Class A1 (A)	1.750	10-25-60	205,005	201,206
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A (A)	2.560	11-25-31	315,000	319,449
Series 2020-1A, Class A (A)	1.350	05-25-33	300,000	293,075
Tricon American Homes Trust
Series 2020-SFR1, Class A (A)	1.499	07-17-38	372,240	355,272
Series 2020-SFR2, Class A (A)	1.482	11-17-39	345,784	320,638
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	307,854	298,057
Series 2021-1A, Class A (A)	1.860	03-20-46	101,429	96,602
Vantage Data Centers LLC
Series 2019-1A, Class A2 (A)	3.188	07-15-44	177,450	178,776
Series 2020-1A, Class A2 (A)	1.645	09-15-45	310,000	296,489
Series 2020-2A, Class A2 (A)	1.992	09-15-45	230,000	216,899
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (A)	2.152	10-20-31	90,638	90,270
VR Funding LLC
Series 2020-1A, Class A (A)	2.790	11-15-50	131,583	127,193
VSE VOI Mortgage LLC
Series 2017-A, Class A (A)	2.330	03-20-35	65,308	65,125
Wendy’s Funding LLC
Series 2021-1A, Class A2I (A)	2.370	06-15-51	305,465	290,971
Wingstop Funding LLC
Series 2020-1A, Class A2 (A)	2.841	12-05-50	329,345	321,981
World Omni Auto Receivables Trust
Series 2021-B, Class A4	0.690	06-15-27	252,000	244,881
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (A)	3.238	07-30-51	260,690	253,031

Total investments (Cost $37,118,403) 98.2%	$36,056,746
Other assets and liabilities, net 1.8%	644,844
Total net assets 100.0%	$36,701,590

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	23

(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $33,201,085 or 90.5% of the portfolio’s net assets as of 2-28-22.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
The portfolio had the following country composition as a percentage of net assets on 2-28-22:
United States	88.2%
Cayman Islands	11.4%
Other countries	0.4%
TOTAL	100.0%
24	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of February 28, 2022, by major security category or type:
	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Foreign government obligations	$473,448	—	$473,448	—
Corporate bonds	35,527,454	—	35,527,454	—
Municipal bonds	619,696	—	619,696	—
Common stocks	4,955	$4,955	—	—
Preferred securities	3,242	3,242	—	—
Total investments in securities	$36,628,795	$8,197	$36,620,598	—

Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Foreign government obligations	$229,160	—	$229,160	—
Corporate bonds	36,917,493	—	36,917,493	—
Term loans	1,139,122	—	1,139,122	—
Asset backed securities	36,679	—	36,679	—
Common stocks	124,551	$124,551	—	—
Preferred securities	44,375	44,375	—	—
Escrow certificates	50	—	50	—
Total investments in securities	$38,491,430	$168,926	$38,322,504	—

Managed Account Shares Securitized Debt Portfolio
Investments in securities:
Assets
|	25

	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Securitized Debt Portfolio (continued)
Collateralized mortgage obligations	$11,614,988	—	$11,614,988	—
Asset backed securities	24,441,758	—	24,441,758	—
Total investments in securities	$36,056,746	—	$36,056,746	—
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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